Nature of Business (Details)	12 Months Ended																																																																																																													3 Months Ended
	Dec. 31, 2011 customer	Dec. 31, 2011 Thermal [Member] MW	Dec. 31, 2011 Active [Member] MW	Dec. 31, 2011 Active [Member] Texas [Member] MW	Dec. 31, 2011 Active [Member] Northeast [Member] MW	Dec. 31, 2011 Active [Member] South Central [Member] MW	Dec. 31, 2011 Active [Member] West [Member] MW	Dec. 31, 2011 Active [Member] Alternative Energy [Member] MW	Dec. 31, 2011 Active [Member] Other [Member] MW	Dec. 31, 2011 Active [Member] International [Member] MW	Dec. 31, 2011 Active [Member] Total Domestic [Member] MW	Dec. 31, 2011 Under Construction [Member] MW	Dec. 31, 2011 Under Construction [Member] Texas [Member] MW	Dec. 31, 2011 Under Construction [Member] Northeast [Member] MW	Dec. 31, 2011 Under Construction [Member] South Central [Member] MW	Dec. 31, 2011 Under Construction [Member] West [Member] MW	Dec. 31, 2011 Under Construction [Member] Alternative Energy [Member] MW	Dec. 31, 2011 Under Construction [Member] Other [Member] MW	Dec. 31, 2011 Under Construction [Member] Total Domestic [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] Thermal [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] Texas [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] Northeast [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] South Central [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] West [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] Alternative Energy [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] International [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] Total Domestic [Member] MW	Dec. 31, 2011 Wind Farms [Member] Active [Member] Owned [Member] facility	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] Thermal [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] Texas [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] Northeast [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] South Central [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] West [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] Alternative Energy [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] International [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] Total Domestic [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Active [Member] Owned [Member] facility	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] Thermal [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] Texas [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] Northeast [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] South Central [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] West [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] Alternative Energy [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] International [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] Total Domestic [Member] MW	Dec. 31, 2011 Utility-Scale Solar [Member] Under Construction [Member] Owned [Member] facility	Dec. 31, 2011 Distributed Solar [Member] Active [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Active [Member] Thermal [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Active [Member] Texas [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Active [Member] Northeast [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Active [Member] South Central [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Active [Member] West [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Active [Member] Alternative Energy [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Active [Member] International [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Active [Member] Total Domestic [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Under Construction [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Under Construction [Member] Thermal [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Under Construction [Member] Texas [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Under Construction [Member] Northeast [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Under Construction [Member] South Central [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Under Construction [Member] West [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Under Construction [Member] Alternative Energy [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Under Construction [Member] International [Member] MW	Dec. 31, 2011 Distributed Solar [Member] Under Construction [Member] Total Domestic [Member] MW	Dec. 31, 2011 Fossil Fuel [Member] Active [Member] Owned [Member] facility	Dec. 31, 2011 Natural Gas [Member] Active [Member] MW	Dec. 31, 2011 Natural Gas [Member] Active [Member] Texas [Member] MW	Dec. 31, 2011 Natural Gas [Member] Active [Member] Northeast [Member] MW	Dec. 31, 2011 Natural Gas [Member] Active [Member] South Central [Member] MW	Dec. 31, 2011 Natural Gas [Member] Active [Member] West [Member] MW	Dec. 31, 2011 Natural Gas [Member] Active [Member] Other [Member] MW	Dec. 31, 2011 Natural Gas [Member] Active [Member] International [Member] MW	Dec. 31, 2011 Natural Gas [Member] Active [Member] Total Domestic [Member] MW	Dec. 31, 2011 Natural Gas [Member] Under Construction [Member] MW	Dec. 31, 2011 Natural Gas [Member] Under Construction [Member] Thermal [Member] MW	Dec. 31, 2011 Natural Gas [Member] Under Construction [Member] Texas [Member] MW	Dec. 31, 2011 Natural Gas [Member] Under Construction [Member] Northeast [Member] MW	Dec. 31, 2011 Natural Gas [Member] Under Construction [Member] South Central [Member] MW	Dec. 31, 2011 Natural Gas [Member] Under Construction [Member] West [Member] MW	Dec. 31, 2011 Natural Gas [Member] Under Construction [Member] International [Member] MW	Dec. 31, 2011 Natural Gas [Member] Under Construction [Member] Total Domestic [Member] MW	Dec. 31, 2011 Natural Gas [Member] Under Construction [Member] Owned [Member] facility	Dec. 31, 2011 Coal [Member] Active [Member] MW	Dec. 31, 2011 Coal [Member] Active [Member] Texas [Member] MW	Dec. 31, 2011 Coal [Member] Active [Member] Northeast [Member] MW	Dec. 31, 2011 Coal [Member] Active [Member] South Central [Member] MW	Dec. 31, 2011 Coal [Member] Active [Member] West [Member] MW	Dec. 31, 2011 Coal [Member] Active [Member] Other [Member] MW	Dec. 31, 2011 Coal [Member] Active [Member] International [Member] MW	Dec. 31, 2011 Coal [Member] Active [Member] Total Domestic [Member] MW	Dec. 31, 2011 Oil [Member] Active [Member] MW	Dec. 31, 2011 Oil [Member] Active [Member] Thermal [Member] MW	Dec. 31, 2011 Oil [Member] Active [Member] Texas [Member] MW	Dec. 31, 2011 Oil [Member] Active [Member] Northeast [Member] MW	Dec. 31, 2011 Oil [Member] Active [Member] South Central [Member] MW	Dec. 31, 2011 Oil [Member] Active [Member] West [Member] MW	Dec. 31, 2011 Oil [Member] Active [Member] International [Member] MW	Dec. 31, 2011 Oil [Member] Active [Member] Total Domestic [Member] MW	Dec. 31, 2011 Nuclear [Member] Active [Member] MW	Dec. 31, 2011 Nuclear [Member] Active [Member] Thermal [Member] MW	Dec. 31, 2011 Nuclear [Member] Active [Member] Texas [Member] MW	Dec. 31, 2011 Nuclear [Member] Active [Member] Northeast [Member] MW	Dec. 31, 2011 Nuclear [Member] Active [Member] South Central [Member] MW	Dec. 31, 2011 Nuclear [Member] Active [Member] West [Member] MW	Dec. 31, 2011 Nuclear [Member] Active [Member] International [Member] MW	Dec. 31, 2011 Nuclear [Member] Active [Member] Total Domestic [Member] MW	Mar. 31, 2012 Discontinued Operation or Asset Disposal [Member] Agua Caliente [Member]	Jan. 18, 2012 Discontinued Operation or Asset Disposal [Member] Agua Caliente [Member] MW
Power Generation Facilities
Power generation plants																													4										3										6																			47																	1
Generation capacity (in MW)			25,135	10,295	6,915	4,125	2,130	545	120	1,005	24,130	1,410	0	0	0	550	860	0	1,410	450		0	0	0	0	450	0	450		65		0	0	0	0	65	0	65		855		0	0	0	0	855	0	855		30		0	0	0	0	30	0	30	5		0	0	0	0	5	0	5		11,095	4,930	1,300	2,630	2,130	105	0	11,095	550		0	0	0	550	0	550		8,305	4,190	1,600	1,495	0	15	1,005	7,300	4,015		0	4,015	0	0	0	4,015	1,175		1,175	0	0	0	0	1,175		142
Percentage of share capacity sold (as a percent)																																																																																																														49.00%
Steam and Chilled Water Capacity, Megawatts Thermal Equivalent		1,170																			0										0										0										0									0																		0																	0								0
Number of residential, small business, commercial and industrial customers	2,100,000